Note 5 - Loans - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 166	$ 96	$ 246	$ (159)
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,453
Balance at end of period	1,699	1,732	1,699	1,732
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,316
Balance at end of period	1,581	1,544	1,581	1,544
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period			137
Balance at end of period	118	188	118	188
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period			0
Balance at end of period	0	0	0	0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	419	238	275	215
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	109	21	253	44
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	109	21	253	44
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	528	259	528	259
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	419	238	275	215
Transfer in (out) to Stage 1	16	34	68	75
Transfer in (out) to Stage 2	(45)	(29)	(130)	(119)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	138	16	315	88
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	109	21	253	44
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	528	259	528	259
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	(16)	(34)	(68)	(75)
Transfer in (out) to Stage 2	45	29	130	119
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(29)	5	(62)	(44)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,049	1,308	1,114	1,366
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	11	3	(97)	(140)
Loan originations	64	120	224	344
Derecognitions and maturities	(28)	(30)	(145)	(169)
Provision for (recovery of) credit losses	47	93	(18)	35
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	1,096	1,401	1,096	1,401
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	948	1,079	980	1,174
Transfer in (out) to Stage 1	16	47	38	47
Transfer in (out) to Stage 2	(88)	(23)	(92)	(81)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	49	20	(48)	(169)
Loan originations	64	120	224	344
Derecognitions and maturities	(10)	(30)	(123)	(102)
Provision for (recovery of) credit losses	31	134	(1)	39
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	979	1,213	979	1,213
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	101	229	134	192
Transfer in (out) to Stage 1	(16)	(47)	(38)	(47)
Transfer in (out) to Stage 2	88	23	92	81
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(38)	(17)	(49)	29
Loan originations	0	0	0	0
Derecognitions and maturities	(18)	0	(22)	(67)
Provision for (recovery of) credit losses	16	(41)	(17)	(4)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	117	188	117	188
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	40	49	45	137
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	9	3	4	(85)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	9	3	4	(85)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	49	52	49	52
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	40	49	45	137
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	9	3	4	(85)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	9	3	4	(85)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	49	52	49	52
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	25	41	19	57
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	1	(16)	8	(31)
Loan originations	0	0	0	0
Derecognitions and maturities	0	(5)	(1)	(122)
Provision for (recovery of) credit losses	1	(21)	7	(153)
Write-offs	0	0	0	0
Recoveries	0	0	0	116
Balance at end of period	26	20	26	20
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	24	41	16	57
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	1	(16)	10	(31)
Loan originations	0	0	0	0
Derecognitions and maturities	0	(5)	(1)	(6)
Provision for (recovery of) credit losses	1	(21)	9	(37)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	25	20	25	20
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1	0	3	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	(2)	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	(2)	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	1	0	1	0
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	(116)
Provision for (recovery of) credit losses	0	0	0	(116)
Write-offs	0	0	0	0
Recoveries	0	0	0	116
Balance at end of period	$ 0	$ 0	$ 0	$ 0